JENNISON VALUE FUND
(formerly Prudential Value Fund)
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077


									January 28, 2004

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

	Re:	Rule 24f-2 Notice for Jennison Value Fund
		File Nos. 33-9269  and 811-4864

	On behalf of Jennison Value Fund, enclosed for filing under the Investment Company Act of 1940 is one copy of the Rule 24f-2 Notice. This document has been filed using the EDGAR system. Should you have any questions, please contact me at (973) 367-7525.

							Very truly yours,


							/s/ Marguerite E.H. Morrison
							Marguerite E.H. Morrison
							Assistant Secretary






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